Employee costs and share plans for employees, Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee costs and share plans for employees
Wages and salaries	$ 6,273	$ 5,648	$ 5,370
Social security costs	726	658	626
Pension costs	435	491	469
Other employment costs	813	771	505
Total employee benefits expense	8,247	7,568	6,970
Severance costs	$ 116	$ 158	$ 94